Contingent Subsidiary Sale (Details Textual) (USD $)	1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 13, 2014	Mar. 27, 2014	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%
Business Combination, Contingent Consideration, Liability, Noncurrent				$ 589,528	$ 0
Preferred Stock Conversion Percentage			33.00%
Business Combination, Contingent Consideration Arrangements, Description			(a) a one-time milestone payment of $2,000,000 due within (10) days of receipt of the first approval by the FDA of a New Drug Application or Biologics License Application for a Business Product; (b) royalty payments equal to 2.5% of net sales of Business Product up to $100,000,000 and 1.5% of net sales of Business Product in excess of $100,000,000 and (c) ten percent (10%) of the Transaction Value received in connection with a sale or transfer of the pharmaceutical development business of Protea Europe
Proceeds from Issuance or Sale of Equity				2,000,000	53,694,771	37,467,400
Option Fee Paid		300,000
Sale of Stock, Price Per Share		$ 0.55
Forgiveness [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent			100,000
Cash [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent			200,000
Purchase Price [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent			$ 300,000